Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Percentage of Loan Portfolio Concentrated in Loans Secured by Real Estate.	87.00%
Discounted Percentage to Account for Selling and Marketing Costs	10.00%
Probability of Uncertain Tax Positions of Being Realized upon Settlement, Minimum	50.00%
Other Assets [Member]
Cash Surrender Value of Life Insurance	$ 15,419,269	$ 14,829,861